Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000208376
Shareholder Report [Line Items]
Fund Name	Nicholas Partners Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	NPSGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Nicholas Partners Small Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.nicfunds.com/. You can also request this information by contacting us at 1-833-810-7345.
Additional Information Phone Number	1-833-810-7345
Additional Information Website	https://www.nicfunds.com/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nicholas Partners Small Cap Growth Fund, Institutional Shares	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 149,390,974
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 532,967
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$149,390,974	95	$532,967	77%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Utilities	0.5%
Exchange-Traded Fund	0.6%
Consumer Staples	1.2%
Communication Services	1.6%
Real Estate	2.4%
Materials	2.5%
Energy	2.7%
Financials	4.4%
Consumer Discretionary	9.0%
Information Technology	17.1%
Health Care	22.5%
Industrials	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
BWX Technologies	4.7%
Revolution Medicines	3.0%
Modine Manufacturing	2.8%
Insmed	2.6%
Kratos Defense & Security Solutions	2.5%
Sterling Infrastructure	2.5%
Par Pacific Holdings	2.3%
Embraer ADR	2.3%
FTAI Aviation	2.2%
Bridgebio Pharma	2.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-810-7345
Updated Prospectus Web Address	https://www.nicfunds.com/